Contingent liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Contingent liabilities

11.	Contingent liabilities

The Company entered into an Arrangement Agreement with Bioasis on December 13, 2022 as amended on December 18, 2022. Under the agreement the Company agreed to acquire the entire issued share capital of Bioasis for consideration of, in aggregate, approximately C$7.4 million (c£4.4 million). The agreement was subject to shareholder approval. On January 23, 2023 at the General Meeting to approve the Arrangement Agreement none of the special resolutions were passed and, accordingly, the acquisition of Bioasis did not proceed. Under the agreement the Company agreed to reimburse Bioasis US$225,000 for expenses relating to the transaction should the Company’s shareholders not approve the transaction. On March 3, 2023 the Company advised Bioasis that it would offset this liability against the $500,000 loan it advanced to them during December 2022 and January 2023.

As at June 30, 2024 and December 31, 2023 the Company had a contingent liability of $225,000 in relation to this potential liability.

On September 19, 2024, the Company announced a ratio change on its ADSs from one (1) ADS representing four hundred (400) ordinary shares, to the new ratio of one (1) ADS representing ten thousand (10,000) ordinary shares (the "Ratio Change"). The effective date of the Ratio Change is expected to be October 4, 2024.

27	Contingent liabilities

The Company entered into an Arrangement Agreement with Bioasis on 13 December 2022 as amended on 18 December 2022. Under the agreement the Company agreed to acquire the entire issued share capital of Bioasis for consideration of, in aggregate, approximately C$7.4 million (c£4.4 million). The agreement was subject to shareholder approval. On 23 January 2023 at the General Meeting to approve the Arrangement Agreement none of the special resolutions were passed and, accordingly, the acquisition of Bioasis did not proceed. Under the agreement the Company agreed to reimburse Bioasis US$225,000 expenses relating to the transaction should the Company’s shareholders not approve the transaction. On 3 March 2023 the Company advised Bioasis that it would offset this liability against the sums it advanced as disclosed in note 13.

As at 31 December 2023 and 31 December 2022 the Company had a contingent liability of $225,000 in relation to this potential liability.